Income Taxes (Tables)	12 Months Ended
Mar. 31, 2020
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Profit Before Income Taxes and Income Tax Expense
Profit before income taxes and income tax expense for the years ended March 31, 2018, 2019 and 2020 consist of the following:

	Yen (millions)
	2018			2019			2020
	Japan	Foreign	Total	Japan	Foreign	Total	Japan	Foreign	Total
Profit (loss) before income taxes	¥126,915	¥988,058	¥1,114,973	¥70,805	¥908,570	¥979,375	¥(63,390)	¥853,308	¥789,918

Income tax expense (benefit):
Current taxes	(2,956)	280,316	277,360	32,937	183,828	216,765	11,036	233,570	244,606
Deferred taxes	25,149	(316,175)	(291,026)	58,121	28,203	86,324	17,470	17,910	35,380

Total	¥22,193	¥(35,859)	¥(13,666)	¥91,058	¥212,031	¥303,089	¥28,506	¥251,480	¥279,986

Reconciliation of Statutory Income Tax Rate to Average Effective Tax Rate
The Japanese statutory income tax rate for the years ended March 31, 2018, 2019 and 2020 differs from the average effective tax rate for the following reasons:

	2018	2019	2020
Statutory income tax rate	30.4%	30.2%	30.2%
Difference in statutory income tax rates of foreign subsidiaries	(1.1)	(4.3)	(3.9)
Effects of investments accounted for using the equity method	(6.7)	(7.1)	(6.2)
Effects of undistributed earnings and withholding taxes on royalty	7.0	7.7	8.6
Changes in unrecognized deferred tax assets	(0.2)	8.3	7.8
Effects of income and expense not taxable and deductible for tax purpose	0.1	0.2	0.8
Effects of tax credit	(2.1)	(3.2)	(3.0)
Other adjustments relating to prior years	0.3	(0.1)	(0.7)
Adjustments for the uncertain tax treatments on income taxes	0.7	0.8	0.2
Adjustments for the changes in income tax laws*	(30.1)	(2.5)	2.3
Other	0.5	0.9	(0.7)

Average effective tax rate	(1.2)%	30.9%	35.4%

Explanatory note:

*
The Tax Cuts and Jobs Act (“the Act”) was enacted in the United States on December 22, 2017. Due to the Act, the federal corporate income tax rate in the United States applicable to the Company’s United States businesses was reduced from 35% to a blended rate of 31.55% for the fiscal year ended March 31, 2018 and to 21% from the fiscal year commencing on April 1, 2018. The Company recognized impacts of the enactment of the Act, including a decrease in income tax expenses of ¥346,129 million, as a result of reevaluating deferred tax assets and liabilities in its consolidated subsidiaries in the United States based on the reduced federal corporate income tax rate, for the fiscal year ended March 31, 2018.

Components by Major Factor in Deferred Tax Assets and Deferred Tax Liabilities
The components by major factor in deferred tax assets and deferred tax liabilities as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Deferred tax assets:
Inventories	¥39,044	¥29,899
Accrued expenses	75,378	66,115
Provisions	101,780	75,858
Property, plant and equipment	18,462	18,936
Intangible assets	22,776	18,198
Retirement benefit liabilities	95,324	138,735
Carryforward of unused tax losses	54,817	58,023
Carryforward of unused tax credit	43,130	50,472
Other	124,588	107,848

Total	¥575,299	¥564,084

Deferred tax liabilities:
Property, plant and equipment	¥81,472	¥76,126
Intangible assets	180,607	183,985
Other financial assets	21,720	5,468
Finance leases	41,050	40,892
Operating leases	718,981	701,303
Undistributed earnings	58,112	56,136
Other	50,450	66,489

Total	¥1,152,392	¥1,130,399

Net deferred tax assets (liabilities)	¥(577,093)	¥(566,315)

Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income
The changes in deferred tax assets and deferred tax liabilities recognized as income tax expense in the consolidated statements of income for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen (millions)
	2018	2019	2020
Inventories	¥5,541	¥28,022	¥8,738
Provisions	45,492	20,711	22,185
Property, plant and equipment	(27,520)	(499)	(3,503)
Retirement benefit liabilities	(623)	3,237	(5,597)
Operating leases	(328,950)	49,142	(3,697)
Undistributed earnings	12,655	215	(1,059)
Carryforward of unused tax losses	9,226	(19,335)	(6,378)
Carryforward of unused tax credit	(10,300)	(8,038)	(8,423)
Other	3,453	12,869	33,114

Total	¥(291,026)	¥86,324	¥35,380

Deductible Temporary Differences, Carryforward of Unused Tax Losses and Unused Tax Credit for which Deferred Tax Assets are not Recognized
Deductible temporary differences, carryforward of unused tax losses and carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Deductible temporary differences	¥560,738	¥665,917
Carryforward of unused tax losses	261,294	391,272
Carryforward of unused tax credit	3,850	1,242

Components by Expiry of the Carryforward of Unused Tax Losses for which Deferred Tax Assets are not Recognized
The components by expiry of the carryforward of unused tax losses for which deferred tax assets are not recognized as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Within 1 year	¥8,759	¥28,613
Between 1 and 5 years	67,352	59,027
Between 5 and 20 years	101,953	164,371
Indefinite periods	83,230	139,261

Total	¥261,294	¥391,272

Components by Expiry of Carryforward of Unused Tax Credits for which Deferred Tax Assets are not Recognized
The components by expiry of the carryforward of unused tax credit for which deferred tax assets are not recognized as of March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019	2020
Within 1 year	¥570	¥343
Between 1 and 5 years	1,422	672
Between 5 and 20 years	1,858	227
Indefinite periods	—	—

Total	¥3,850	¥1,242